Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Jun. 30, 2023
Financial Risk Management Objectives and Policies [Abstract]
Schedule of Foreign Currency Risk	The group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollars, was as follows:
	2023			2022
	USD $	CAD $	HKD $	USD $	CAD $	ILS $
Cash and cash equivalents	4,770,507	14,293	-	3,138,079	29,224	-
Trade receivables	46,821	-	-	279,986	-	-
Trade payables	577,644	1,841	24,636	73,430	803	2,240
Total exposure	5,394,972	16,134	24,636	3,491,495	30,027	2,240

Schedule of Exchange Rates	The variable for each currency the group is materially exposed to is listed below:
	Impact on loss for the period		Impact on other components of equity
	2023 A$	2022 A$	2023 A$	2022 A$
USD/AUD exchange rate – change by 5.8% (2022: 5.8%)	312,908	202,507	37	6,567

Schedule of Trade Receivables	On that basis, the loss allowance as at June 30, 2023 was determined as follows for trade receivables:
	Days past due
30 June 2023	Current A$	1-30 A$	31-60 A$	61-90 A$	91-120 A$	121+ A$	Total A$
Expected credit loss rate[1]	59.42%	0.00%	61.57%	66.75%	0.00%	0.00%
Gross carrying amount[1]	44,345	-	3,294	(690)	-	-	46,949
Loss allowance	26,352	-	2,028	(460)	-	-	27,920
1.	Trade receivables balance of $46,949 represents 2.6% of $1,804,705 revenue from contracts with customers of the current fiscal year. Based on the expected credit losses assessment and review of individual accounts, $27,920 was provided for. Subsequent to 30 June 2023, above 90% of the trade receivables balance has since been received in cash.
	Days past due
	Current	1-30	31-60	61-90	91-120	121+	Total
30 June 2022	A$	A$	A$	A$	A$	A$	A$
Expected credit loss rate	0.00%	0.00%	13.08%	24.14%	26.84%	0.00%
Gross carrying amount	288,877	56,313	60,840	2,751	693	4,731	414,205
Loss allowance	-	-	7,959	664	186	-	8,809

Schedule of Contractual Discounted Cash Flows	The tables below analyze the group’s financial liabilities into relevant maturity groupings based on their contractual maturities. The amounts disclosed in the table are the contractual discounted cash flows.
Contractual maturities	Less than 6 months	6 - 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount (assets)/ liabilities
of financial liabilities	A$	A$	A$	A$	A$	A$	A$
At 30 June 2023
Trade and other payables	798,743	-	-	-	-	798,743	798,743
Lease liabilities	19,165	19,602	40,556	109,769	-	189,092	189,092
Total	817,908	19,602	40,556	109,769	-	987,835	987,835
At 30 June 2022
Trade and other payables	748,980	-	-	-	-	748,980	748,980
Lease liabilities	16,994	17,382	35,962	139,449	-	209,787	209,787
Total	765,974	17,382	35,962	139,449	-	958,767	958,767